Loans (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 18, 2017
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 60,228	€ 42,091	€ 21,370
Current maturities	5,864	2,773
Long-term loans	66,092	44,864
Second year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	6,069	3,403
Third year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	5,847	3,584
Fourth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	6,040	3,712
Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	6,163	3,795
Sixth year and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 36,109	€ 27,597